Summary of significant accounting policies - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2020 CNY (¥) Segments	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Accumulated deficit	¥ (1,611,137,000)		$ (228,042,000)		¥ (1,986,054,000)
Rate of translations of amounts from RMB into US$	7.0651		7.0651
Noble member status duration	1 month
Rebates to advertiser	¥ 44,324,000	¥ 20,986,000
Accounts receivable, net	¥ 63,486,000		$ 8,986,000		61,708,000
Number of reportable segment | Segments	1
Operating lease assets	¥ 90,919,000		12,869,000		102,824,000	¥ 92,075,000
Operating lease liabilities	90,798,000				101,988,000	¥ 91,654,000
Adoption of ASC Topic 326 [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit					3,067,000
Related Parties Payment Platform [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	23,118,000				31,261,000		¥ 239,290,000
Third Party Payment Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	50,901,000				43,339,000		30,507,000
Third Party Distribution Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	5,625,000				3,978,000		2,941,000
Related Party Distribution Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	670,000				687,000		0
Third Party Advertising [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	10,175,000				15,313,000		11,323,000
Related Party Advertising [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	4,541,000				2,994,000		5,926,000
Douyu [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit	¥ (2,752,222,410)		$ (389,551,798)		(3,348,717,860)
Rate of translations of amounts from RMB into US$	7.0651		7.0651
Rebates to advertiser	¥ 33,329,604,000	¥ 27,326,465,000
Accounts receivable, net	160,610,476		$ 22,732,937		188,099,873
Deferred Revenue, Revenue Recognized	182,819,528,000
Operating lease liabilities	¥ 82,761,859
Percentage Of VIE contribution to consolidated revenue	99.00%	99.00%
Percentage Of VIE accounted of consolidated total assets	24.00%	16.00%
Percentage Of VIE accounted of consolidated total liabilities	82.00%	67.00%
Impairment losses on equity method investments other than temporary	¥ 0	¥ 3,790,443
Unrealised gain loss due to unobservable price change	8,571,429	0
Impairment losses other than temporary on equity securities without readily determinable fair value	19,417,064	0
Goodwill impairment loss	¥ 0	0
Douyu [Member] | Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease assets				¥ 100,318,025
Operating lease liabilities				¥ 81,851,982
Maximum [Member]
Significant Accounting Policies [Line Items]
Noble member status duration	24 months
Advertising Revenue [Member]
Significant Accounting Policies [Line Items]
Period over which payments are due	3 months
Advertising Revenue [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Advertising revenues contract term	3 months
Live Streaming [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue	¥ 699,716,000				951,166,000		543,245,000
Deferred Revenue, Revenue Recognized	679,485,000	425,536,000
Online Games [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue	10,844,000				¥ 8,752,000		¥ 6,867,000
Deferred Revenue, Revenue Recognized	¥ 8,752,000	¥ 6,867,000